Other Current Assets	6 Months Ended
Jun. 30, 2024
Other Current Assets [Abstract]
Other Current Assets

Note 4 – Other Current Assets:

	June 30	December 31
	2024	2023
Governmental institutions	106,024	233,501
Prepaid expenses	223,969	349,632
Deferred contract costs	334,531	68,427
Other current assets	21,257	-
	685,781	651,560